Summary of Significant Accounting Policies - Schedule of Total Operating Revenue (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Customer A [Member] | Revenue [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)				$ 3,300,000
Total operating revenue, percentage				16.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)			$ 3,725,000
Total operating revenue, percentage			44.00%